Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 11,924	$ 11,526	$ 10,550
Expense:
Compensation and benefits	7,134	6,969	6,465
Other operating expenses	2,961	2,919	3,146
Operating expenses	10,095	9,888	9,611
Operating income	1,829	1,638	939
Interest income	24	28	20
Interest expense	(181)	(199)	(233)
Cost of extinguishment of debt		(72)
Investment income	24	9	43
Income before income taxes	1,696	1,404	769
Income tax expense	492	422	204
Income from continuing operations	1,204	982	565
Discontinued operations, net of tax	(3)	33	306
Net income before non-controlling interests	1,201	1,015	871
Less: Net income attributable to non-controlling interests	25	22	16
Net income attributable to the Company	$ 1,176	$ 993	$ 855
Basic net income per share
- Continuing operations	$ 2.16	$ 1.76	$ 1.01
- Net income attributable to the Company	$ 2.16	$ 1.82	$ 1.56
Diluted net income per share
- Continuing operations	$ 2.13	$ 1.73	$ 1.00
- Net income attributable to the Company	$ 2.13	$ 1.79	$ 1.55
Average number of shares outstanding
- Basic	544	542	540
- Diluted	552	551	544
Shares outstanding at December 31,	545	539	541